Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 9,352,551	₨ 10,678,787
Property, plant and equipment, pledged as security	12,260,778	16,910,327
Borrowing costs capitalised	₨ 514,022	₨ 149,297